Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents (Note 12)	$ 912,214	$ 5,080,580
Gold in trust (Note 8)	1,576,366
Accounts receivable and prepaid expenses (Note 4)	160,717	404,416
Total current assets	2,649,297	5,484,996
Non-current assets:
Right-of-use assets (Note 5)	273,222
Property, plant and equipment (Note 6)	14,168,326	13,764,928
Exploration and evaluation assets (Note 7)	56,973,010	54,678,470
Total non-current assets	71,414,558	68,443,398
TOTAL ASSETS	74,063,855	73,928,394
Current liabilities:
Trade and other payables (Note 10 (b))	778,841	1,128,407
Current portion of lease liabilities (Note 5)	121,948
	900,789	1,128,407
Non-current liabilities:
Long-term portion of lease liabilities (Note 5)	170,731
Gold loan payable (Note 8)	2,541,338
Derivative financial liabilities (Note 8)	430,965
Deferred income tax liability (Note 13)	1,434,882	1,434,882
	4,577,916	1,434,882
Total liabilities	5,478,705	2,563,289
EQUITY
Share capital (Note 9)	127,022,366	127,022,366
Reserves (Note 9)	17,689,952	16,706,832
Deficit	(76,127,168)	(72,364,093)
Total equity	68,585,150	71,365,105
TOTAL EQUITY AND LIABILITIES	$ 74,063,855	$ 73,928,394